Ordinary shares, share premium, and other equity (Narrative) (Details) £ in Millions			12 Months Ended
		Apr. 01, 2018 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 € / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 GBP (£)		Dec. 31, 2016 GBP (£)
Equity			£ 47,711			£ 65,734	[1]	£ 70,955
Capital reorganisation			0
Net equity impact of intra-group transfers			(3,015)
Euro Preference Shares [member]
Par value per share | € / shares				€ 100
6.278% USD 100 [member]
Par value per share | $ / shares					$ 100
8.125% USD 0.25 [member]
Par value per share | $ / shares					$ 0.25
Other equity instruments [member]
Equity			7,595 [2]			8,982		6,486	[2]
Capital reorganisation	[2]		0
Net equity impact of intra-group transfers	[2]		(2,070)
AT1 Securities [member] | Barclays Bank UK PLC [member] | UK Banking Business [member]
Net equity impact of intra-group transfers		£ (2,070)
Retained earnings [member]
Equity			34,405			£ 38,490		£ 42,190
Capital reorganisation			12,092
Net equity impact of intra-group transfers			£ (638)
Retained earnings [member] | Barclays Bank UK PLC [member] | UK Banking Business [member]
Net equity impact of intra-group transfers		£ (14,261)

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.

[2]	For further details refer to Note 30 .